Supplementary Cash Flow Information - Partial Cash Paid for Investing and Financing Activities (Parenthetical) (Detail) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplementary Cash Flow Information [line items]
Ending balance of other payables will be payable in 2018		$ (64,393)
Unimos Shanghai [member]
Disclosure Of Supplementary Cash Flow Information [line items]
Ending balance of other payables will be payable in 2018	$ 64,393